OPTIONS AND NONVESTED SHARES (Tables)	12 Months Ended
Dec. 31, 2017
Options and Nonvested Shares [Abstract]
SCHEDULE OF STOCK OPTIONS ACTIVITY
A summary of stock options activity for the years ended December 31, 2017, 2016 and 2015 is as follows:

		Weighted	Weighted Average
		Average	Remaining
	Number of	Exercise	Contractual	Aggregate
	Options	Price	Term in years	Intrinsic Value
		USD		USD
Outstanding as of January 1, 2015	1,432,454	10.16	6.53	81,753,119
Granted	-	-
Exercised	(780,557)	9.92		(68,089,712)
Forfeited and expired	-	-
Outstanding as of December 31, 2015	651,897	10.44	5.24	86,064,461
Granted	-
Exercised	(337,406)	10.55		(35,180,367)
Forfeited and expired	-	-
Outstanding as of December 31, 2016	314,491	10.32	3.84	30,568,083
Granted	-	-
Exercised	(85,242)	10.18		(7,868,258)
Forfeited and expired	-	-
Outstanding as of December 31, 2017	229,249	10.37	2.61	15,168,276
Vested as of December 31, 2017	229,249	10.37	2.61	15,168,276
Exercisable as of December 31, 2017	229,249	10.37	2.61	15,168,276

SCHEDULE OF NONVESTED SHARES ACTIVITY
A summary of nonvested shares activity for the year ended December 31, 2017, 2016 and 2015 is as follow:

	Number of	Grant date weighted
	nonvested shares	average fair value
		USD
Outstanding as of January 1, 2015	552,125	37.78
Granted	313,100	120.62
Vested	(188,625)	34.78
Forfeited	(7,500)	28.80
Outstanding as of December 31, 2015	669,100	77.49
Granted	511,200	119.75
Vested	(255,150)	66.04
Forfeited	(12,500)	66.74
Outstanding as of December 31, 2016	912,650	104.51
Granted	356,150	89.94
Vested	(353,694)	91.32
Forfeited	(1,080)	98.20
Outstanding as of December 31, 2017	914,026	103.95